Shareholder Report, Average Annual Return (Details)	12 Months Ended	25 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
C000243161 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.96%	14.40%
C000243162 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.78%	12.10%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	16.33%	21.09%